Average Annual Total Returns - Class A Shares Class C Shares Class R6 Shares Class Y Shares - Victory Integrity Mid-Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class R6 1 Year	Class R6 5 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	20.09%	5.83%	9.49%	[1]	27.87%		11.47%	[1],[2]	27.69%	7.40%	10.55%	[1]	27.47%	6.62%	9.92%	[1]	16.56%	5.66%	8.50%	[1]	27.06%	7.62%	10.82%	[1]

[1]	Inception date of Class A and Y Shares is July 5, 2011.
[2]	Inception date of Class R6 is December 15, 2015.